Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	54,263.74
Interest Amount	0.00
Net Fee	$ 54,263.74
Offset Table N/A	N/A
Securities 424I N/A
Total Fee and Interest Amount	54,263.74